SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	$ 709,000,000		$ 733,000,000
Undercollected Regulatory Balancing Accounts	(642,000,000)		(492,000,000)
Net Overcollected Regulatory Balancing Accounts	67,000,000	[1]	241,000,000	[1]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	89,000,000		90,000,000
Total Regulatory Assets, Noncurrent	2,780,000,000		2,167,000,000
Total Regulatory Liability, Current	(1,000,000)	[2]	(8,000,000)	[2]
Total Regulatory Liability, Noncurrent	(2,638,000,000)		(2,768,000,000)
Total Net Regulatory Assets (Liabilities)	230,000,000		(519,000,000)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,192,000,000	[3]	27,023,000,000	[3]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,727,000,000	[3]	7,209,000,000	[3]
Accumulated Depreciation For Assets Under Capital Leases, Other Non-Utility	15,000,000
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	368,000,000	[3]	341,000,000	[3]	247,000,000	[3]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	40,000,000		24,000,000		15,000,000
AFUDC related to equiity	99,000,000		57,000,000		39,000,000
Other capitalized financing costs	26,000,000		33,000,000		73,000,000
Total capitalized financing costs	165,000,000		114,000,000		127,000,000
Long Lived Assets Held-for-sale [Line Items]
Assets Held-for-sale, Long Lived			40,000,000
Goodwill [Line Items]
Goodwill, ending balance	1,036,000,000	[3]	87,000,000	[3]
Other Intangible Assets Disclosure [Abstract]
Acquired Finite-lived Intangible Asset, Amount							460,000,000
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	481,000,000		476,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	(33,000,000)		(23,000,000)
Intangible Assets, Net	448,000,000		453,000,000
Finite-Lived Intangible Assets, Amortization Expense	10,000,000		10,000,000		10,000,000
Finite Lived Intangible Assets, Future Amortization Expense Per Year	10,000,000
Write-off Of Long-lived Assets [Line Items]
Write-off of long-lived assets					132,000,000	[3]
Write-off of long-lived assets, portion attributable to noncontrolling interest					33,000,000
Write-off of long-lived assets, net of tax					97,000,000
Write-off of long-lived assets, portion attributable to Sempra Energy, net of tax					64,000,000
Variable Interest Entities Disclosure [Abstract]
Amounts Associated With Variable Interest Entities, Cash And Cash Equivalents	12,000,000		10,000,000
Amounts Associated With Variable Interest Entities, Restricted Cash, Current	7,000,000		6,000,000
Amounts Associated With Variable Interest Entities, Accounts Receivable, Trade	7,000,000
Amounts Associated With Variable Interest Entities, Accounts Receivable, Other			(1,000,000)
Amounts Associated With Variable Interest Entities, Inventories	2,000,000		2,000,000
Amounts Associated With Variable Interest Entities, Other Current Assets	1,000,000		1,000,000
Amounts Associated With Variable Interest Entities, Total Current Assets	29,000,000		18,000,000
Amounts Associated With Variable Interest Entities, Restricted Cash, Noncurrent	22,000,000
Amounts Associated With Variable Interest Entities, Sundry	6,000,000		6,000,000
Amounts Associated With Variable Interest Entities, Property, Plant And Equipment, Net	494,000,000		516,000,000
Amounts Associated With Variable Interest Entities, Total Assets	551,000,000		540,000,000
Amounts Associated With Variable Interest Entities, Current Portion, Long Term Debt	10,000,000		10,000,000
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Current Liability	16,000,000		17,000,000
Amounts Associated With Variable Interest Entities, Other Current Liabilities	9,000,000		1,000,000
Amounts Associated With Variable Interest Entities, Total Current Liabilities	35,000,000		28,000,000
Amounts Associated With Variable Interest Entities, Long Term Debt	345,000,000		355,000,000
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Noncurrent Liability	65,000,000		41,000,000
Amounts Associated With Variable Interest Entities, Deferred Credits And Other	4,000,000		3,000,000
Amounts Associated With Variable Interest Entities, Other Noncontrolling Interests	102,000,000		113,000,000
Amounts Associated With Variable Interest Entities, Total Liabilities And Equity	551,000,000		540,000,000
Amounts Associated With Variable Interest Entities, Operating Revenues, Electric			(1,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Operating Revenues, Gas			(3,000,000)
Amounts Associated With Variable Interest Entities, Total Operating Revenues			(4,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Cost Of Electric Fuel And Purchased Power	(72,000,000)		(82,000,000)		(13,000,000)
Amounts Associated With Variable Interest Entities, Operation And Maintenance	19,000,000		20,000,000		7,000,000
Amounts Associated With Variable Interest Entities, Depreciation And Amortization	22,000,000		26,000,000		7,000,000
Amounts Associated With Variable Interest Entities, Total Operating Expenses	(31,000,000)		(36,000,000)		1,000,000
Amounts Associated With Variable Interest Entities, Operating Income	31,000,000		32,000,000		(2,000,000)
Amounts Associated With Variable Interest Entities, Other Income (Expense), Net	(1,000,000)		(34,000,000)		27,000,000
Amounts Associated With Variable Interest Entities, Interest Expense	(11,000,000)		(14,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Net Income	19,000,000		(16,000,000)		24,000,000
Amounts Associated With Variable Interest Entities, (Earnings) Losses Attributable Noncontrolling Interests	(19,000,000)		16,000,000		(24,000,000)
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	1,468,000,000	[4]	1,313,000,000	[4]
Asset Retirement Obligation, Accretion Expense	82,000,000		77,000,000
Asset Retirement Obligation, Liabilities Incurred	12,000,000		10,000,000
Asset Retirement Obligation, Liabilities Settled	(1,000,000)		(17,000,000)
Asset Retirement Obligation, Revision of Estimate	364,000,000	[5]	85,000,000	[6]
Asset Retirement Obligations, Balance as of December 31	1,925,000,000	[4]	1,468,000,000	[4]	1,313,000,000	[4]
Asset Retirement Obligations Assumptions Used Discount Rate	4.00%		5.13%		5.54%
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(359,000,000)		(229,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(31,000,000)		(15,000,000)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1,000,000
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(100,000,000)		(88,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(489,000,000)	[3]	(330,000,000)	[3]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Income Tax Expense (Benefit)	(3,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(22,000,000)		(12,000,000)
Accumulated Other Comprehensive Income (Loss), Available For Sale Securities Adjustment, Income Tax Expense (Benefit)			1,000,000
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(68,000,000)		(60,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(92,000,000)		(70,000,000)
Revenues Disclosure [Abstract]
Natural gas revenues	4,489,000,000	[7]	4,491,000,000	[7]	4,002,000,000	[7]
Electric revenues	3,833,000,000	[7]	2,528,000,000	[7]	2,419,000,000	[7]
Total Utilities Revenues at Sempra Energy Consolidated	8,322,000,000		7,019,000,000		6,421,000,000
Foreign Currency Translation [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	11,000,000		4,000,000		3,000,000
Restrictions On Dividends Loans And Advances [Line Items]
Restricted Net Assets	4,800,000,000
Undistributed Earnings of Equity Method Investments	78,000,000
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	130,000,000	[3]	140,000,000	[3]	149,000,000	[3]
Proceeds from legal settlement			48,000,000
Ownership Interests Held By Others [Line Items]
Amount of ownership interests held by others	383,000,000		111,000,000
Ownership Interests Held By Others, Bay Gas Storage Company [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	9.00%	[8]
Amount of ownership interests held by others	17,000,000	[8]	15,000,000	[8]
Ownership Interests Held By Others, Southern Gas Transmission [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	49.00%	[8]
Amount of ownership interests held by others	1,000,000	[8]	1,000,000	[8]
Ownership Interests Held By Others, Liberty Gas Storage [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	25.00%	[8]
Amount of ownership interests held by others	9,000,000	[8]	(18,000,000)	[8]
Ownership Interests Held By Others, Tecsur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	10.00%	[9]
Amount of ownership interests held by others	4,000,000	[9]
Ownership Interests Held By Others, Luz Del Sur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	20.00%	[9]
Amount of ownership interests held by others	216,000,000	[9]
Ownership Interests Held By Others, Chilquinta Energia [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held By others, minimum	15.00%	[9]
Percent of ownership held by others, maximum	43.00%	[9]
Amount of ownership interests held by others	34,000,000	[9]
Ownership Interests Held By Others, Otay Mesa VIE [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	100.00%
Amount of ownership interests held by others	102,000,000		113,000,000
Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	99,000,000		57,000,000		39,000,000
Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	2,000,000	[10]	1,000,000	[10]	4,000,000	[10]
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	22,000,000	[11]	35,000,000	[11]	55,000,000	[11]
Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(14,000,000)	[12]	(24,000,000)	[12]	33,000,000	[12]
Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	21,000,000		71,000,000	[13]	18,000,000
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	116,000,000
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Fowler Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	23,000,000
Cedar Creek 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	18,000,000
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35,000,000
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	22,000,000
Luz Del Sur [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment	0	[14]	5,000,000		13,000,000
Chilquinta Energia [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment	(10,000,000)	[14]	34,000,000		85,000,000
Mississippi Hub [Member]
Noncontrolling Interest [Line Items]
Ownership percentage in less than wholly-owned subsidiary							60.00%
Ownership percentage of noncontrolling interest in less than wholly-owned subsidiary							40.00%
Liberty Gas Storage [Member]
Noncontrolling Interest [Line Items]
Ownership percentage in less than wholly-owned subsidiary					75.00%
Ownership percentage of noncontrolling interest in less than wholly-owned subsidiary					25.00%
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	138,000,000		138,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	(21,000,000)		(14,000,000)
Finite-Lived Intangible Assets, Useful Life, Maximum	46
Construction Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	322,000,000		322,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	(10,000,000)		(7,000,000)
Finite-Lived Intangible Assets, Useful Life, Maximum	50
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	21,000,000		16,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	(2,000,000)		(2,000,000)
Finite-Lived Intangible Assets, Useful Life, Minimum	11
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	(26,000,000)	[15]
Acquisition of Mexican pipeline and natural gas infrastructure assets and other			19,000,000
Acquisition of Chilquinta Energia and Luz Del Sur	975,000,000
Goodwill, ending balance	1,036,000,000		87,000,000		68,000,000
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	(26,000,000)	[15]
Acquisition of Chilquinta Energia and Luz Del Sur	975,000,000
Goodwill, ending balance	949,000,000
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Acquisition of Mexican pipeline and natural gas infrastructure assets and other			19,000,000
Goodwill, ending balance	25,000,000		25,000,000		6,000,000
Goodwill, from acquisition of Mexican pipeline and natural gas infrastructure assets			18,000,000
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Goodwill, ending balance	62,000,000		62,000,000		62,000,000
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	755,000,000	[16]	713,000,000	[16]
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,267,000,000	[17]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	50
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	44,000,000
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	292,000,000	[17]	194,000,000
Property, Plant and Equipment, Useful Life, Minimum	25	[18]
Property, Plant and Equipment, Useful Life, Maximum	50	[18]
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,278,000,000	[17]	1,604,000,000
Property, Plant and Equipment, Useful Life, Minimum	4
Property, Plant and Equipment, Useful Life, Maximum	35
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,059,000,000	[17]	2,049,000,000
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	50
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,510,000,000	[17]	1,375,000,000
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	50
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	168,000,000	[17]	97,000,000
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	50
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	849,000,000	[17]	428,000,000
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	201,000,000	[17]	205,000,000
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	50
Total S D G E Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets Under Capital Leases, Electric Generation	183,000,000		182,000,000
Assets Under Capital Leases, Other Electric	26,000,000		26,000,000
Total So Cal Gas Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets Under Capital Leases, Natural Gas Operations	33,000,000		33,000,000
Total Sempra Global And Parent Property Plant, And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,624,000,000	[17]	5,952,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	799,000,000		713,000,000
Assets Under Capital Leases, Other Distribution Assets	163,000,000		126,000,000
Accumulated Depreciation For Assets Under Capital Leases, Other Non-Utility			28,000,000
Total Sempra Energy Consolidated Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,192,000,000		27,023,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,727,000,000		7,209,000,000
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	29,000,000		27,000,000		29,000,000
Provisions for uncollectible accounts	20,000,000		22,000,000		25,000,000
Write-offs of uncollectible accounts	(20,000,000)		(20,000,000)		(27,000,000)
Allowance balance at December 31	29,000,000		29,000,000		27,000,000
Net Regulatory Assets (Liabilities) Mobile Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(5,000,000)		(16,000,000)
Net Regulatory Assets (Liabilities) Ecogas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	3,000,000		9,000,000
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(2,000,000)		(7,000,000)
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	230,000,000		(519,000,000)
Utility Subsidiaries [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Line Of Credit Facility, Maximum Ratio Of Indebtedness To Total Capitalization	65.00%
San Diego Gas and Electric Company and Subsidiary [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	419,000,000		443,000,000
Undercollected Regulatory Balancing Accounts	(457,000,000)		(382,000,000)
Net Overcollected Regulatory Balancing Accounts	(38,000,000)	[1]	61,000,000	[1]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	78,000,000		71,000,000
Total Regulatory Assets, Noncurrent	1,824,000,000		1,451,000,000
Total Regulatory Liability, Noncurrent	(1,462,000,000)		(1,409,000,000)
Total Net Regulatory Assets (Liabilities)	440,000,000		113,000,000
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,003,000,000		11,247,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,963,000,000		2,694,000,000
Accumulated Depreciation For Assets Under Capital Leases, Electric			7,000,000
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	187,000,000		173,000,000		157,000,000
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	33,000,000		18,000,000		10,000,000
AFUDC related to equiity	80,000,000		43,000,000		29,000,000
Other capitalized financing costs					4,000,000
Total capitalized financing costs	113,000,000		61,000,000		43,000,000
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	623,000,000	[4]	590,000,000	[4]
Asset Retirement Obligation, Accretion Expense	38,000,000		37,000,000
Asset Retirement Obligation, Liabilities Incurred	3,000,000
Asset Retirement Obligation, Revision of Estimate	34,000,000	[5]	(4,000,000)	[6]
Asset Retirement Obligations, Balance as of December 31	698,000,000	[4]	623,000,000	[4]	590,000,000	[4]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(11,000,000)		(11,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(10,000,000)		(10,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(8,000,000)		(8,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(7,000,000)		(7,000,000)
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	400,000,000
FERC Requirement to maintain a common equity ratio at or Above	30.00%
Authorized Capital Structure, Common Equity	49.00%
Restricted Net Assets	3,300,000,000
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	79,000,000		10,000,000		64,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	80,000,000		43,000,000		29,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	2,000,000	[10]			5,000,000	[10]
San Diego Gas and Electric Company and Subsidiary [Member] | Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(1,000,000)	[19]	(34,000,000)	[19]	27,000,000	[19]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(2,000,000)		1,000,000		3,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,349,000,000		1,280,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.15%		3.00%		2.84%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	576,000,000		542,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Electric Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,894,000,000		4,700,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.13%		4.06%		3.97%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,387,000,000	[20]
San Diego Gas and Electric Company and Subsidiary [Member] | Electric Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,938,000,000		1,795,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.74%		2.70%		2.67%
San Diego Gas and Electric Company and Subsidiary [Member] | Utility Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,166,000,000	[21]	1,737,000,000	[21]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.92%		4.30%		3.84%
San Diego Gas and Electric Company and Subsidiary [Member] | Other Utility Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	604,000,000	[22]	666,000,000	[22]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	8.26%		8.19%		8.50%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			2,152,000,000	[20]
San Diego Gas and Electric Company and Subsidiary [Member] | Utility Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,052,000,000		1,069,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Total S D G E Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,003,000,000		11,247,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,963,000,000		2,694,000,000
Accumulated Depreciation For Assets Under Capital Leases, Electric	16,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	5,000,000		4,000,000		6,000,000
Provisions for uncollectible accounts	8,000,000		7,000,000		8,000,000
Write-offs of uncollectible accounts	(7,000,000)		(6,000,000)		(10,000,000)
Allowance balance at December 31	6,000,000		5,000,000		4,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	258,000,000		299,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Deferred Income Tax Charges [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	570,000,000		502,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Pension And Other Postretirement Benefit Obligations [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	309,000,000		279,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Asset Retirement Obligation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,462,000,000)		(1,409,000,000)
San Diego Gas and Electric Company and Subsidiary [Member] | Loss on Reacquired Debt [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	20,000,000		23,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Environmental Restoration Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	17,000,000		17,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Wildfire Litigation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	594,000,000		364,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Legacy Meters [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	91,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Other Utility Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	43,000,000		38,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Net Regulatory Assets (Liabilities) S D G E [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	440,000,000		113,000,000
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	290,000,000		290,000,000
Undercollected Regulatory Balancing Accounts	(185,000,000)		(110,000,000)
Net Overcollected Regulatory Balancing Accounts	105,000,000	[1]	180,000,000	[1]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	9,000,000		12,000,000
Total Regulatory Assets, Noncurrent	945,000,000		709,000,000
Total Regulatory Liability, Noncurrent	(1,162,000,000)		(1,346,000,000)
Total Net Regulatory Assets (Liabilities)	(208,000,000)		(625,000,000)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,565,000,000		9,824,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,965,000,000		3,802,000,000
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	97,000,000		103,000,000		75,000,000
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	7,000,000		6,000,000		5,000,000
AFUDC related to equiity	19,000,000		14,000,000		10,000,000
Other capitalized financing costs					1,000,000
Total capitalized financing costs	26,000,000		20,000,000		16,000,000
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	803,000,000	[4]	676,000,000	[4]
Asset Retirement Obligation, Accretion Expense	41,000,000		38,000,000
Asset Retirement Obligation, Liabilities Settled			(2,000,000)
Asset Retirement Obligation, Revision of Estimate	331,000,000	[5]	91,000,000	[6]
Asset Retirement Obligations, Balance as of December 31	1,175,000,000	[4]	803,000,000	[4]	676,000,000	[4]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(16,000,000)		(18,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(6,000,000)		(5,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(21,000,000)		(22,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(11,000,000)		(12,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(4,000,000)		(4,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)			1,000,000
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(15,000,000)		(15,000,000)
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	969,000,000
Authorized Capital Structure, Common Equity	48.00%
Restricted Net Assets	1,200,000,000
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	13,000,000		12,000,000		7,000,000
Southern California Gas Company [Member] | Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	19,000,000		14,000,000		10,000,000
Southern California Gas Company [Member] | Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net			1,000,000	[10]	(1,000,000)	[10]
Southern California Gas Company [Member] | Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(6,000,000)		(3,000,000)		(2,000,000)
Southern California Gas Company [Member] | Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,055,000,000	[23]	9,376,000,000	[23]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.62%		3.54%		3.50%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,863,000,000	[24]	3,702,000,000	[24]
Accumulated Depreciation For Assets Under Capital Leases, Natural Gas Utility Plant In Service			14,000,000
Southern California Gas Company [Member] | Electric Distribution [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation For Assets Under Capital Leases, Natural Gas Utility Plant In Service	22,000,000
Southern California Gas Company [Member] | Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	129,000,000		126,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.62%		1.74%		1.41%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	102,000,000		100,000,000
Southern California Gas Company [Member] | Utility Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	381,000,000		322,000,000
Southern California Gas Company [Member] | Total So Cal Gas Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,565,000,000		9,824,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,965,000,000		3,802,000,000
Southern California Gas Company [Member] | Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	14,000,000		16,000,000		18,000,000
Provisions for uncollectible accounts	8,000,000		8,000,000		12,000,000
Write-offs of uncollectible accounts	(10,000,000)		(10,000,000)		(14,000,000)
Allowance balance at December 31	12,000,000		14,000,000		16,000,000
Southern California Gas Company [Member] | Deferred Income Tax Charges [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(87,000,000)		(138,000,000)
Southern California Gas Company [Member] | Pension And Other Postretirement Benefit Obligations [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	808,000,000		586,000,000
Southern California Gas Company [Member] | Employee Benefit Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	66,000,000		59,000,000
Southern California Gas Company [Member] | Asset Retirement Obligation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,075,000,000)		(1,208,000,000)
Southern California Gas Company [Member] | Loss on Reacquired Debt [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	20,000,000		23,000,000
Southern California Gas Company [Member] | Environmental Restoration Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	21,000,000		18,000,000
Southern California Gas Company [Member] | Workers Compensation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	44,000,000		41,000,000
Southern California Gas Company [Member] | Other Utility Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(5,000,000)		(6,000,000)
Southern California Gas Company [Member] | Net Regulatory Assets (Liabilities) So Cal Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ (208,000,000)		$ (625,000,000)

[1]	At December 31, 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy’s Consolidated Balance Sheet.
[2]	Included in Other Current Liabilities.
[3]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[4]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[5]	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.
[6]	The increase in obligations at SoCalGas for revisions in 2010 resulted from changes in assets in service and a decrease in the discount rate from 5.54 percent in 2009 to 5.13 percent in 2010, based on the risk-free rate plus an estimated credit spread.
[7]	Excludes intercompany revenues.
[8]	Part of Sempra Natural Gas.
[9]	Controlling interest acquired in 2011.
[10]	Interest on regulatory balancing accounts.
[11]	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[12]	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
[13]	Amount in 2010 includes proceeds of $48 million from a legal settlement.
[14]	As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.
[15]	We record the offset of this fluctuation to other comprehensive income.
[16]	December 31, 2011 balances include $15 million and $28 million of accumulated depreciation for utility plant at Mobile Gas and Ecogas, respectively. December 31, 2010 balances include $9 million and $29 million of accumulated depreciation for utility plant at Mobile Gas and Ecogas, respectively.
[17]	December 31, 2011 balances include $163 million and $126 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2010 balances include $156 million and $137 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
[18]	Estimated useful lives are for land rights.
[19]	Related to Otay Mesa VIE.
[20]	Includes accumulated depreciation for assets under capital lease of $16 million and $7 million at December 31, 2011 and 2010, respectively.
[21]	Includes capital lease assets of $183 million and $182 million at December 31, 2011 and 2010, respectively.
[22]	Includes capital lease assets of $26 million at both December 31, 2011 and 2010.
[23]	Includes capital lease assets of $33 million at both December 31, 2011 and 2010.
[24]	Includes accumulated depreciation for assets under capital lease of $22 million and $14 million at December 31, 2011 and 2010, respectively.